UNITED STATES CELLULAR CORPORATION
8410 WEST BRYN MAWR AVENUE, SUITE 700
CHICAGO, ILLINOIS 60631
(773) 399-8900

July 28, 2006

OFICS Filer Support
Mail Stop 0-7
SEC Operations Center
6432 General Green Way
Alexandria, Virginia  22312-2413

Re:	United States Cellular Corporation
File No. 1-9712
2005 Annual Report on Form 10-K

Dear Sir or Madam:

Transmitted herewith for filing under the Securities and Exchange Act of 1934, as amended, is the 2005 Annual Report on Form 10-K, with exhibits, for United States Cellular Corporation (the “Company”).

The Company’s financial statements do not reflect changes from the previous year’s accounting principles or practices.

If you have any questions or comments, please telephone the undersigned (collect) at (773) 399-8923.

Very Truly Yours,

/s/ Gerry L. Mundt
Gerry L. Mundt
Director—External Reporting

Enclosures